Income Taxes	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Income Taxes
14. Income Taxes
In connection with the Business Combination, on May 13, 2024, the Company and Lionsgate entered into a tax matters agreement (the “Tax Matters Agreement”) that governs the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, certain indemnification rights with respect to tax matters, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes.
For periods prior to the Business Combination (including the period from April 1, 2024, through May 13, 2024), income taxes were calculated on a separate tax return basis. The separate tax return method applies the accounting guidance for income taxes to the standalone financial statements as if the Company was a separate taxpayer and standalone enterprise. The Company’s U.S. operations, and certain of its
non-U.S.
operations historically were included in the income tax returns of Lionsgate or its subsidiaries that may not be part of the Company. Management believes the assumptions supporting the Company’s allocation and presentation of income taxes on a separate tax return basis to be reasonable.
For periods following the Business Combination (including the period from May 14, 2024, through December 31, 2024), income taxes were calculated by applying an estimated effective income tax rate to the Company’s ordinary income (loss), adjusted for the income tax effects of items that related discretely to the period, if any.
The Company’s income tax expense for the three and nine months ended December 31, 2024 and 2023 differed from the U.S. federal statutory corporate income tax rate of 21% multiplied by income (loss) before taxes due to the mix of earnings across the various jurisdictions in which operations are conducted, changes in valuation allowances against deferred tax assets, certain minimum income and foreign withholding taxes, and benefits from the releases of reserves for uncertain tax benefits due to the close of audits or expirations of statutes of limitations.

14. Income Taxes
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
United States	$(143.8)	$(33.5)	$20.4
International	71.1	38.9	(9.2)

	$(72.7)	$5.4	$11.2

The Company’s current and deferred income tax provision are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Current provision:
Federal	$20.4	$3.2	$5.7
States	5.6	(0.5)	3.2
International	12.6	10.0	7.2

Total current provision	38.6	$12.7	$16.1

Deferred provision:
Federal	(3.4)	0.4	0.9
States	0.3	(0.1)	0.3
International	(1.3)	1.3	—
Total deferred provision	(4.4)	1.6	1.2

Total provision for income taxes	$34.2	$14.3	$17.3

The Company’s income tax provision differs from the federal statutory rate multiplied by pre-tax
income (loss) due to the mix of the Company’s
pre-tax
income (loss) generated across the various jurisdictions in which it operates, changes in the valuation allowance against deferred tax assets, and certain minimum taxes and foreign withholding taxes.
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(15.3)	$1.1	$2.4
Foreign operations subject to different income tax rates	6.8	5.0	7.1
State income tax	5.9	(0.6)	3.5
Remeasurements of originating deferred tax assets and liabilities	4.7	(4.7)	(9.2)
Permanent differences	0.1	2.1	—
Nondeductible share-based compensation	1.2	1.8	(2.7)
Nondeductible officers compensation	7.7	9.8	5.1
Non-controlling interest in partnerships	18.6	1.8	3.7
Foreign derived intangible income	(2.4)	(1.4)	—
Other	2.7	1.7	1.5
Changes in valuation allowance	4.2	(2.3)	5.9

Total provision for income taxes	$34.2	$14.3	$17.3

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$241.9	$94.1
Foreign tax credits	—	7.2
Intangible assets	9.5	—
Accrued compensation	42.9	50.7
Operating leases- liabilities	83.5	24.4
Other assets	50.7	14.5
Reserves	21.1	8.0
Interest	68.0	21.8

Total deferred tax assets	517.6	220.7
Valuation allowance	(341.6)	(152.2)

Deferred tax assets, net of valuation allowance	176.0	68.5
Deferred tax liabilities:
Intangible assets	—	(8.0)
Investment in film and television programs	(56.9)	(3.6)
Unrealized gains on derivative contracts	(32.9)	(33.5)
Operating leases - assets	(78.2)	(21.9)
Other	(21.7)	(19.6)

Total deferred tax liabilities	(189.7)	(86.6)

Net deferred tax liabilities	$(13.7)	$(18.1)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. and foreign net operating loss carryforwards and U.S. foreign tax credit carryforwards as sufficient uncertainty exists regarding the future realization of these assets.
251.6 million, which would expire in varying amounts beginning in 2025, Canada net operating loss carryforwards of approximately $359.6 million which expire in varying amounts beginning in 2036, Spain net operating loss carryforwards of approximately $96.1 million which expire in varying amounts beginning in 2036, and U.K. net operating loss carryforwards of approximately $95.1

The following table summarizes the changes to the gross unrecognized tax benefits, exclusive of interest and penalties, for the years ended March 31, 2024, 2023 and 2022:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021	$0.6
Increases related to current year tax position	—
Increases related to prior year tax positions	0.4
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2022	1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	0.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.3
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.3)

Gross unrecognized tax benefits at March 31, 2024	$5.3

The Company records interest and penalties on
unrecognized
tax benefits as part of its income tax provision. For the years ended March 31, 2024, 2023 and 2022, the Company recognized insignificant amounts of net interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits as of March 31, 2024 that, if recognized, would benefit the Company’s tax provision are $0.4 million. The Company estimates the liability for unrecognized tax benefits may decrease by approximately $1.5 million in the next twelve months.
The Company is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where net operating loss carryforwards were generated and carried forward and make adjustments up to the amount of the net operating loss carryforwards. Currently, audits are occurring in various U.S. federal, state and local tax jurisdictions for tax years ended in 2018 through 2020. Lionsgate is currently under examination by the Canadian tax authority for the years ended March 31, 2018 through March 31, 2019.

LIONS GATE ENTERTAINMENT CORP [Member]
Income Taxes
13. Income Taxes
The income tax provision for the three and nine months ended December 31, 2024 and 2023 is calculated by estimating the Company’s annual effective tax rate (estimated annual tax provision divided by estimated annual income before income taxes), and then applying the effective tax rate to income (loss) before income taxes for the period, plus or minus the tax effects of items that relate discretely to the period, if any.
The Company’s income tax provision differs from the federal statutory income tax rate applied to income (loss) before taxes due to the mix of earnings generated across the various jurisdictions in which operations are conducted, in addition to the tax deductions generated through the Company’s capital structure. The Company’s income tax provision for the three and nine months ended December 31, 2024 and 2023 was impacted by changes in the valuation allowances against certain U.S. and foreign deferred tax assets, certain minimum taxes and foreign withholding taxes. The Company’s income tax provision for the three and nine months ended December 31, 2024 and 2023 was also impacted by charges for interest on uncertain tax benefits, and benefited from the release of uncertain tax benefits due to the close of audits or expiration of statutory limitations. The Company’s income tax provision for the nine months ended December 31, 2024 was also impacted by additional deferred tax expense as a result of the Separation that occurred during the quarter ended June 30, 2024.
The Company’s income tax provision can be affected by many factors, including the overall level of pre-tax
income, the mix of
pre-tax
income generated across the various jurisdictions in which the Company operates, changes in tax laws and regulations in those jurisdictions, changes in uncertain tax positions, changes in valuation allowances on its deferred tax assets, tax planning strategies available to the Company, and other discrete items.

14. Income Taxes
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
United States	$(1,389.9)	$(2,218.6)	$(359.2)
International	208.6	221.1	182.2

	$(1,181.3)	$(1,997.5)	$(177.0)

The Company’s U.S.
pre-tax
losses and international
pre-tax
income are primarily driven by
non-operating,
intercompany items resulting from the Company’s internal capital structure. The Company’s capital structure generally provides foreign affiliate dividends to its Canadian parent company (i.e., Lionsgate) and interest-related tax deductions to its U.S. companies. The Company’s international pre-tax
income may be significantly impacted by these foreign affiliate dividends related to its internal capital structure.
The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2024	2023	2022
Current provision (benefit):	(Amounts in millions)
Federal	$(62.5)	$11.9	$11.0
States	1.7	(0.4)	10.7
International	14.3	15.1	8.4

Total current provision (benefit)	$(46.5)	$26.6	$30.1

Deferred provision (benefit):
Federal	$(6.6)	$(7.7)	$0.9
States	(11.9)	(0.1)	(2.6)
International	—	2.5	—

Total deferred provision (benefit)	(18.5)	(5.3)	(1.7)

Total provision (benefit) for income taxes	$(65.0)	$21.3	$28.4

Although the Company is incorporated under Canadian law, the majority of its global operations are currently subject to tax in the U.S. As a result, the Company believes it is more appropriate to use the U.S. federal statutory income tax rate of 21% in its reconciliation of the statutory rate to its reported income tax provision (benefit). The Company’s income tax provision (benefit) differs from the 21% U.S. federal statutory income tax rate applied to income (loss) before taxes due to the mix of earnings generated across the various jurisdictions in which operations are conducted, in addition to the tax deductions generated through the Company’s capital structure.
The Company’s income tax provision (benefit) can be affected by many factors, including the overall level of pre-tax
income, the mix of
pre-tax
income generated across the various jurisdictions in which the Company operates, changes in tax laws and regulations in those jurisdictions, changes in uncertain tax positions, changes in valuation allowances on its deferred tax assets, tax planning strategies available to the Company, and other discrete items.
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(248.1)	$(419.5)	$(37.2)
Foreign affiliate dividends	(27.3)	(35.4)	(35.2)
Foreign operations subject to different income tax rates	41.2	48.2	50.0
State income tax	(9.6)	(0.5)	8.1
Nondeductible goodwill impairment	101.9	304.3	—
Remeasurements of originating deferred tax assets and liabilities	(78.3)	13.6	(1.3)
Permanent differences	1.0	2.3	0.8
Nondeductible share based compensation	2.5	2.3	(3.3)
Nondeductible officers compensation	7.7	9.8	5.6
Non-controlling interest in partnerships	18.6	1.8	3.7
Uncertain tax benefits	(70.0)	5.3	3.6
Other	(0.9)	1.9	1.2
Changes in valuation allowance	196.3	87.2	32.4

Total provision for income taxes	$(65.0)	$21.3	$28.4

For the fiscal years ended March 31, 2024, 2023 and 2022, our income tax provision (benefit) includes certain foreign affiliate dividends that can be received in our Canadian jurisdiction without being subject to income tax under local law. As a result of an internal capital restructuring during a prior fiscal year, the Company generated a net operating loss carryforward under local income tax law in another foreign jurisdiction which was offset by a valuation allowance based on the Company’s assessment, and which is being absorbed by taxable income annually.

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$624.4	$450.4
Foreign tax credits	64.9	73.0
Investment in film and television programs	34.2	67.1
Accrued compensation	54.3	63.2
Operating leases - liabilities	99.0	41.4
Other assets	57.7	22.6
Reserves	22.9	9.0
Interest	201.0	104.6

Total deferred tax assets	1,158.4	831.3
Valuation allowance	(808.3)	(455.7)

Deferred tax assets, net of valuation allowance	350.1	375.6
Deferred tax liabilities:
Intangible assets	(222.4)	(317.0)
Operating leases - assets	(88.9)	(34.6)
Other	(52.1)	(55.8)

Total deferred tax liabilities	$(363.4)	$(407.4)

Net deferred tax liabilities	$(13.3)	$(31.8)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. and foreign net operating loss carryforwards, U.S. foreign tax credit carryforwards, and carryforwards of U.S. interest expenses limited in their deduction under the Internal Revenue Code and similar state and local statutes. In its assessment, the Company has concluded there to be sufficient uncertainty regarding the future realization of these deferred tax assets.
At March 31, 2024, the Company had U.S. net operating loss carryforwards (“NOLs”) of approximately $1,330.6 million available to reduce future federal income taxes, certain of which expire beginning in 2037 through 2042. At March 31, 2024, the Company had state NOLs of approximately $1,203.9 million available to reduce future state income taxes which expire in varying amounts beginning in 2025. At March 31, 2024, the Company had Canadian loss carryforwards of $361.6 million which will expire beginning in 2030. At March 31, 2024, the Company had Luxembourg loss carryforwards of $504.3 million which will expire beginning in 2036, U.K. loss carryforwards of $95.1 million with no expiration, and Spanish loss carryforwards of $96.1 million which will expire beginning in 2036. At March 31, 2024, the Company had other foreign jurisdiction loss carryforwards of $24.6 million which will expire beginning in 2028. In addition, at March 31, 2024, the Company had U.S. credit carryforwards related to foreign taxes paid of approximately $64.9 million to offset future federal income taxes that will expire beginning in 2025.
The unrecognized tax benefits that are not expected to result in payment or receipt of cash within one year are classified as “other liabilities” in the consolidated balance sheets. As of March 31, 2024 and 2023, the total amount of gross unrecognized tax benefits, exclusive of interest and penalties, was $12.1 million and $64.9 million, respectively, which, if recognized, would favorably impact the Company’s effective tax rate. The aggregate changes in the Company’s gross amount of unrecognized tax benefits, exclusive of interest and penalties, are summarized as follows:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021 (liability as of March 31, 2021)	$68.0
Increases related to current year tax position	—
Increases related to prior year tax positions	2.6
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.4)

Gross unrecognized tax benefits at March 31, 2022 (liability as of March 31, 2022)	70.2
Increases related to current year tax position	—
Increases related to prior year tax positions	0.2
Decreases related to prior year tax positions	—
Settlements	(4.3)
Lapse in statute of limitations	(1.2)

Gross unrecognized tax benefits at March 31, 2023 (liability as of March 31, 2023)	64.9
Increases related to current year tax position	—
Increases related to prior year tax positions	8.9
Decreases related to prior year tax positions	—
Settlements	(60.7)
Lapse in statute of limitations	(1.0)

Gross unrecognized tax benefits at March 31, 2024 (liability as of March 31, 2024)	$12.1

The Company records interest and penalties on unrecognized tax benefits as part of its income tax provision (benefit). For the years ended March 31, 2024, 2023, and 2022, the Company recognized as a charge or (benefit) to the tax provision (benefit) for interest and penalties related to uncertain tax positions of $(8.9) million, $5.0 million, and $6.0 million, respectively. The liability for accrued interest amounted to $7.0 million and $16.7 million as of March 31, 2024 and 2023, respectively.
During the year ended March 31, 2024, the Company settled a prior year refund claim and recognized a corresponding income tax benefit of $70 million, which was inclusive of accrued interest and penalties of approximately $10 million. The Company estimates that it is reasonably possible that the liability for unrecognized tax benefits will further decrease in the next twelve months by $8.1 million, inclusive of interest and penalties, as a result of projected audit settlements in certain jurisdictions.
The Company is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs were generated and carried forward and make adjustments up to the amount of the NOLs. Currently, audits are occurring in various state and local tax jurisdictions for tax years ended in 2012 through 2020. Additionally, positions taken by the Company in certain amended filings are subject to current review. The Company’s Canadian tax returns are also under examination for the years ended March 31, 2018 through March 31, 2019.

Entertainment One Film And Television Business [Member]
Income Taxes
(9)
Income Taxes
In preparing the Film and TV
carve-out
financial statements, The Company has determined the tax provision for those operations on a separate return basis. The tax provision and the related tax disclosures set out below are not necessarily representative of the tax provision and the related tax disclosures that may arise in the future.
The Company files income tax returns in the United States and various state and international jurisdictions. In the normal course of business, the Company is regularly audited by U.S. federal, state and local, and international tax authorities in various tax jurisdictions.
Our effective tax rate (“ETR”) from continuing operations was 10.7% for the nine months ended October 1, 2023 and (91.5%) for the nine months ended September 25, 2022. The following items caused the year-to-date
ETR to be significantly different from the prior year ETR:

•	During the nine months ended October 1, 2023, the Company recorded a net discrete tax benefit of $14,046 thousand primarily associated with a tax benefit on the impairment of eOne trade name in the
UK. During the nine months ended October 1, 2023, the Company also recorded a $3,553 thousand tax expense related to non-recoverable withholding tax in Canada and the US.

•
During the nine months ended September 25, 2022, the Company recorded a net discrete tax benefit of $1,747 thousand primarily associated with certain provision to return adjustments in the UK. During the nine months ended September 25, 2022, the Company also recorded $11,275 thousand of tax expense related to non-recoverable
withholding tax in Canada and the US.

(10)	Income Taxes
The components of earnings (loss) before income taxes, determined by tax jurisdiction, are as follows:

(In thousands)	2022	2021
United States	$(25,855)	$17,656
International	18,532	(27,928)

Total loss before income taxes	$(7,323)	$(10,272)

Income tax expense (benefit) attributable to loss before income taxes are:

(In thousands)	2022	2021
Current
United States	$—	$—
State and local	526	802
International	9,634	(778)
	10,160	24
Deferred
United States	—	—
State and local	—	—
International	2,578	1,445
	2,578	1,445
Total income taxes	$12,738	$1,469

A reconciliation of the statutory United States federal income tax rate to the Company’s effective income tax rate is as follows:

(In thousands)	2022	2021
Statutory income tax rate	$(1,538)	$(2,157)
State and local income taxes, net	(1,203)	650
Tax on international earnings	(1,269)	(297)
Change in valuation allowance	23,579	11,041
Deferred tax rate change	(848)	5,748
Loss on disposition of business	(1,514)	—
Uncertain tax positions	380	(6,393)
Partnership interest	(420)	(420)
Provision to return adjustments	(4,707)	(6,029)
Other permanent adjustments	278	(674)

	$12,738	$1,469

The components of deferred income tax expense (benefit) arise from various temporary differences and relate to items included in the Combined Statements of Operations as well as items recognized in other comprehensive earnings. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 25, 2022 and December 26, 2021 are:

(In thousands)	2022	2021
Deferred Tax Assets
Interest carryforward	$10,050	7,920
Lease liability	16,663	8,902
Depreciation and amortization of long-lived assets	24,039	6,283
Other compensation	6,571	1,016
Loss and credit carryforwards	232,437	249,644
Other	8,504	12,032

Gross deferred tax asset	298,264	285,797

Deferred Tax Liabilities
Right of use asset	16,277	8,834
Depreciation and amortization of long-lived assets	26,260	31,160
Other	5,038	7,475

Gross deferred tax liabilities	47,575	47,469
Valuation allowance	(267,106)	(253,797)

Net deferred income taxes	$(16,417)	$(15,469)

The most significant amount of the loss and credit carryforwards relate to tax attributes of the acquired eOne entities that historically operated at losses in certain jurisdictions. At December 25, 2022, the Company has loss and credit carry forwards of $232,437 thousand, which is a decrease of $17,208 thousand from $249,644 thousand at December 26, 2021. Loss and credit carryforwards as of December 25, 2022 relate primarily to the U.S. and Canada. The Canadian loss carry forwards expire at various dates from 2031 to 2042. Some U.S. federal, state and international loss and credit carryforwards expire at various dates throughout 2023 while others have an indefinite carryforward period.
The recoverability of these future tax deductions and credits is evaluated by assessing the adequacy of future expected taxable income from all sources, including taxable income in prior carryback years, reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent the

Company does not consider it more likely than not that a de
ferred t
ax asset will be recovered, a valuation allowance is generally established. To the extent that a valuation allowance was established and it is subsequently determined that it is more likely than not that the deferred tax assets will be recovered, the change in the valuation allowance is recognized in the Combined Statements of Operations.
The Company has a valuation allowance for certain net deferred tax assets at December 25, 2022 of $267,106 thousand, which is an increase of $13,309 thousand from $253,797 thousand at December 26, 2021. The valuation allowance pertains to certain U.S. state and international loss and credit carryforwards, some of which have no expiration and others that expire beginning in 2023, and other net deferred tax assets. The increase in the valuation allowance is primarily due to increases in certain net deferred tax assets with no corresponding tax benefit.
At December 25, 2022 and December 26, 2021, the Company’s net deferred income taxes are recorded in the Combined Balance Sheets as follows:

(In thousands)	2022	2021
Other assets	$—	$—
Other liabilities	(16,417)	(15,469)

Net deferred income taxes	$(16,417)	$(15,469)

A reconciliation of unrecognized tax benefits, excluding potential interest and penalties, for the fiscal years ended December 25, 2022, and December 26, 2021 is as follows:

(In thousands)	2022	2021
Balance at beginning of year	$23,850	$31,535
Gross increase in prior period tax positions	—	—
Gross decrease in prior period tax positions	(2,137)	(2,137)
Gross increase in current period tax positions	—	—
Decrease related to settlements with tax authorities	(143)	(5,548)

Decreases from the expiration of statute of limitations	$21,570	$23,850

Some of the unrecognized tax benefits as of December 25, 2022, and December 26, 2021 were recorded within Other liabilities in the Company’s Combined Balance Sheets, and some of the unrecognized tax benefits are netted within the Deferred tax assets, which may include a valuation allowance against the assets. If recognized, these tax benefits would have affected our income tax provision for fiscal years 2022, and 2021 by approximately $5,000 thousand and $5,000 thousand, respectively.